Filed pursuant to Rule 497(e)
File Nos. 333-174627 and 811-22564

GMO SERIES TRUST

Supplement dated November 22, 2019 to the
GMO Series Trust Prospectus dated June 30, 2019

GMO Emerging Markets Series Fund

Effective November 22, 2019, the section on pages 49 of the Prospectus captioned “Shareholder fees” is deleted.

GMO Emerging Domestic Opportunities Series Fund

Effective November 22, 2019, the section on page 54 of the Prospectus captioned “Shareholder fees” is deleted.